UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Van Strum & Towne, Inc.
Address: 505 Sansome Street, Suite 1001
         San Francisco, CA 94111



13F File Number: 28-610

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Christopher J. McClellan
Title:   Chairman
Phone:   415/981-3455
Signature, Place, and Date of Signing:

Christopher J. McClellan  San Francisco, CA 04/26/07


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:      54
Form 13F Information Table Value Total:       $180,720


List of Other Included Managers:

No.   13F File Number        Name





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
                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------

American Express Co            COM              025816109     5631    99833 SH       DEFINED                 95973        0     3860
American Intl Group Inc        COM              026874107     7508   111688 SH       DEFINED                106468        0     5220
Amgen Inc                      COM              031162100     1881    33660 SH       DEFINED                 31185        0     2475
Authentidate Holding Corp      COM              052666104       15    10000 SH       DEFINED                     0        0    10000
Automatic Data Processing Inc  COM              053015103     6278   129717 SH       DEFINED                123832        0     5885
Avery Dennison Corp            COM              053611109     5290    82326 SH       DEFINED                 77786        0     4540
BP P.L.C. Spons ADR            COM              055622104     1556    24031 SH       DEFINED                 23531        0      500
Bristol-Myers Squibb Co        COM              110122108      494    17800 SH       SOLE                    17800        0        0
Capital One Finl Corp          COM              14040H105     4394    58235 SH       DEFINED                 54850        0     3385
Carnival Corp                  COM              143658300     5216   111311 SH       DEFINED                106051        0     5260
Chevron Corp New               COM              166764100      721     9750 SH       DEFINED                  7604        0     2146
Citigroup Inc                  COM              172967101     1279    24921 SH       SOLE                    24921        0        0
Compuware Corp                 COM              205638109      104    11000 SH       SOLE                    11000        0        0
Devon Energy Corp              COM              25179M103     5090    73540 SH       DEFINED                 70259        0     3281
Disney Walt Co.                COM              254687106     4045   117490 SH       DEFINED                112415        0     5075
EMC Corporation                COM              268648102     2511   181293 SH       DEFINED                168083        0    13210
Electronic Arts                COM              285512109     2513    49905 SH       DEFINED                 47515        0     2390
Exxon Mobil Corp               COM              30231G102     4531    60049 SH       DEFINED                 58649        0     1400
FPL Group Inc                  COM              302571104      411     6712 SH       SOLE                     6712        0        0
Federated Dept Stores Inc -New COM              31410H101      270     6002 SH       SOLE                     6002        0        0
General Electric Co            COM              369604103     9066   256396 SH       DEFINED                254221        0     2175
Heinz H J Co                   COM              423074103      254     5400 SH       SOLE                     5400        0        0
Hewlett-Packard Co             COM              428236103     7299   181836 SH       DEFINED                173851        0     7985
Intl Business Machines         COM              459200101     5956    63189 SH       DEFINED                 60064        0     3125
JPMorgan Chase & Co            COM              46625H100     5575   115235 SH       DEFINED                109545        0     5690
Johnson & Johnson              COM              478160104     5292    87825 SH       DEFINED                 84525        0     3300
Marsh & McLennan Cos Inc       COM              571748102      334    11400 SH       SOLE                    11400        0        0
Marriott Intl. Inc. CL A       COM              571903202      328     6690 SH       SOLE                     6690        0        0
McDonalds Corp                 COM              580135101      813    18040 SH       SOLE                    18040        0        0
Medtronic Inc                  COM              585055106     2138    43579 SH       DEFINED                 41204        0     2375
Merck & Co Inc.                COM              589331107      207     4695 SH       SOLE                     4695        0        0
Microsoft Corp                 COM              594918104     4164   149415 SH       DEFINED                143075        0     6340
Motorola Inc                   COM              620076109     2744   155265 SH       DEFINED                153015        0     2250
Nordstrom Inc                  COM              655664100     9096   171820 SH       DEFINED                165810        0     6010
Omnicom Group                  COM              681919106     7246    70776 SH       DEFINED                 67411        0     3365
Pall Corp                      COM              696429307     5901   155288 SH       DEFINED                148098        0     7190
Pepsico Inc                    COM              713448108     6656   104718 SH       DEFINED                100568        0     4150
Pfizer Inc                     COM              717081103     1971    78039 SH       DEFINED                 74729        0     3310
Pitney-Bowes, Inc              COM              724479100     1312    28900 SH       SOLE                    28900        0        0
Procter & Gamble Company       COM              742718109     6882   108964 SH       DEFINED                104362        0     4602
Qualcomm Inc.                  COM              747525103      638    14960 SH       SOLE                    14960        0        0
Raytheon Co New                COM              755111507      553    10550 SH       SOLE                    10550        0        0
Royal Dutch Shell Plc Cl A Adr COM              780259206      475     7166 SH       SOLE                     7166        0        0
Sara Lee Corp                  COM              803111103      512    30285 SH       SOLE                    30285        0        0
Schlumberger Limited           COM              806857108     8889   128634 SH       DEFINED                123614        0     5020
Swift Energy Co                COM              870738101     3332    79781 SH       DEFINED                 77756        0     2025
Teva Pharmaceutical Inds ADR   COM              881624209     2697    72045 SH       DEFINED                 67850        0     4195
Texas Instruments Incorporated COM              882508104      482    16000 SH       SOLE                    16000        0        0
Vodafone Group PLC-AP ADR      COM              92857W209     2771   103180 SH       DEFINED                 98568        0     4612
Wal Mart Stores Inc            COM              931142103     6911   147192 SH       DEFINED                140552        0     6640
Walgreen Co.                   COM              931422109     6806   148317 SH       DEFINED                142517        0     5800
Western Union Corp             COM              959802109     2601   118487 SH       DEFINED                111027        0     7460
Wyeth Corp                     COM              983024100      822    16426 SH       SOLE                    16426        0        0
Zimmer Holdings Inc            COM              98956P102      259     3030 SH       SOLE                     3030        0        0